Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 217,594	₩ 164,695
Liabilities, carrying amount	(321,136)	(375,160)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	182,661	₩ 65,136
Liabilities, carrying amount	(111)
Net assets, carrying amount	182,550
Assets, contractual cash flows	188,759
Liabilities, contractual cash flows	(111)
Net assets, contractual cash flows	188,648
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	27,248
Liabilities, contractual cash flows	(52)
Net assets, contractual cash flows	27,196
1-5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	135,409
Liabilities, contractual cash flows	(59)
Net assets, contractual cash flows	135,350
More than 5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	26,102
Liabilities, contractual cash flows	0
Net assets, contractual cash flows	₩ 26,102